                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                        Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 2/28/2017 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.1%

 Energy - 2.9%

 Oil & Gas Equipment & Services - 1.0%

 170,041

 Basic Energy Services, Inc.

 $

 6,696,215

 205,929

 Forum Energy Technologies, Inc. *

 4,468,659

 79,379

 Keane Group, Inc.

 1,390,720

 $

 12,555,594

 Oil & Gas Exploration & Production - 1.6%

 523,743

 Cabot Oil & Gas Corp.

 $

 11,469,972

 50,938

 Cimarex Energy Co.

 6,403,925

 87,998

 Continental Resources, Inc. *

 3,977,510

 $

 21,851,407

 Oil & Gas Refining & Marketing - 0.3%

 150,991

 HollyFrontier Corp.

 $

 4,421,016

 Total Energy

 $

 38,828,017

 Materials - 5.8%

 Commodity Chemicals - 0.5%

 93,135

 Trinseo SA

 $

 6,440,285

 Fertilizers & Agricultural Chemicals - 0.7%

 112,245

 FMC Corp.

 $

 6,467,557

 26,752

 The Scotts Miracle-Gro Co.

 2,424,534

 $

 8,892,091

 Specialty Chemicals - 1.3%

 65,854

 Albemarle Corp.

 $

 6,684,840

 420,816

 Flotek Industries, Inc. *

 5,689,432

 19,037

 The Sherwin-Williams Co.

 5,873,676

 $

 18,247,948

 Construction Materials - 1.1%

 126,552

 Vulcan Materials Co.

 $

 15,263,437

 Paper Packaging - 1.3%

 132,697

 Packaging Corp. of America

 $

 12,265,184

 104,227

 Sealed Air Corp.

 4,844,471

 $

 17,109,655

 Copper - 0.1%

 60,649

 Freeport-McMoRan, Inc.

 $

 812,697

 Steel - 0.3%

 206,167

 Allegheny Technologies, Inc.

 $

 3,960,468

 Forest Products - 0.5%

 260,824

 Boise Cascade Co. *

 $

 7,068,330

 Total Materials

 $

 77,794,911

 Capital Goods - 11.5%

 Aerospace & Defense - 1.0%

 108,140

 B/E Aerospace, Inc. *

 $

 6,877,704

 38,616

 L3 Technologies, Inc.

 6,499,845

 $

 13,377,549

 Building Products - 1.1%

 172,177

 AO Smith Corp.

 $

 8,670,834

 36,255

 Lennox International, Inc.

 5,968,298

 $

 14,639,132

 Electrical Components & Equipment - 1.9%

 63,049

 Acuity Brands, Inc.

 $

 13,322,254

 26,693

 Rockwell Automation, Inc.

 4,033,312

 203,638

 Sensata Technologies Holding NV *

 8,359,340

 $

 25,714,906

 Industrial Conglomerates - 1.3%

 225,413

 ITT, Inc.

 $

 9,235,171

 40,138

 Roper Technologies, Inc.

 8,396,870

 $

 17,632,041

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 135,733

 PACCAR, Inc.

 $

 9,068,322

 Industrial Machinery - 3.3%

 283,546

 Albany International Corp.

 $

 12,858,811

 163,365

 Colfax Corp. *

 6,216,038

 100,831

 Dover Corp.

 8,076,563

 149,877

 Kennametal, Inc.

 5,558,938

 120,000

 SPX FLOW, Inc.

 4,080,000

 41,721

 Stanley Black & Decker, Inc.

 5,304,825

 43,445

 Xylem, Inc.

 2,090,573

 $

 44,185,748

 Trading Companies & Distributors - 2.2%

 216,970

 MRC Global, Inc. *

 $

 4,384,964

 99,375

 MSC Industrial Direct Co., Inc.

 9,996,131

 65,541

 United Rentals, Inc. *

 8,391,214

 101,719

 WESCO International, Inc. *

 7,069,470

 $

 29,841,779

 Total Capital Goods

 $

 154,459,477

 Commercial Services & Supplies - 2.7%

 Commercial Printing - 0.4%

 80,250

 Deluxe Corp.

 $

 5,905,598

 Environmental & Facilities Services - 0.6%

 85,481

 Waste Connections, Inc.

 $

 7,470,185

 Diversified Support Services - 0.2%

 921,777

 Civeo Corporation

 $

 3,235,437

 Research & Consulting Services - 1.5%

 72,378

 Equifax, Inc.

 $

 9,489,480

 127,434

 Verisk Analytics, Inc. *

 10,566,827

 $

 20,056,307

 Total Commercial Services & Supplies

 $

 36,667,527

 Transportation - 2.7%

 Airlines - 2.7%

 101,603

 Alaska Air Group, Inc.

 $

 9,938,805

 349,014

 American Airlines Group, Inc.

 16,180,289

 164,710

 Southwest Airlines Co.

 9,520,238

 $

 35,639,332

 Total Transportation

 $

 35,639,332

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 38,756

 Lear Corp.

 $

 5,502,964

 Total Automobiles & Components

 $

 5,502,964

 Consumer Durables & Apparel - 2.3%

 Home Furnishings - 1.2%

 67,547

 Mohawk Industries, Inc. *

 $

 15,289,939

 Housewares & Specialties - 0.5%

 141,250

 Newell Brands, Inc.

 $

 6,925,488

 Textiles - 0.6%

 358,362

 Kate Spade & Co.

 $

 8,550,517

 Total Consumer Durables & Apparel

 $

 30,765,944

 Consumer Services - 5.8%

 Casinos & Gaming - 1.4%

 198,464

 International Game Technology Plc

 $

 5,358,528

 509,345

 MGM Resorts International *

 13,390,680

 $

 18,749,208

 Hotels, Resorts & Cruise Lines - 0.8%

 80,890

 Hilton Worldwide Holdings, Inc.

 $

 4,626,908

 135,717

 Norwegian Cruise Line Holdings, Ltd. *

 6,880,852

 $

 11,507,760

 Leisure Facilities - 0.5%

 288,925

 Planet Fitness, Inc.

 $

 6,214,777

 Restaurants - 2.5%

 232,151

 Dave & Buster's Entertainment, Inc.

 $

 13,276,716

 76,005

 Jack in the Box, Inc. *

 7,122,429

 57,402

 Panera Bread Co. *

 13,248,382

 $

 33,647,527

 Specialized Consumer Services - 0.6%

 198,471

 ServiceMaster Global Holdings, Inc.

 $

 7,905,100

 Total Consumer Services

 $

 78,024,372

 Media - 1.7%

 Broadcasting - 0.4%

 56,196

 Scripps Networks Interactive, Inc.

 $

 4,538,951

 Cable & Satellite - 0.5%

 85,576

 Liberty Broadband Corp.

 $

 7,210,634

 Movies & Entertainment - 0.8%

 386,925

 Live Nation Entertainment, Inc. *

 $

 10,992,539

 Total Media

 $

 22,742,124

 Retailing - 7.9%

 Distributors - 0.8%

 333,223

 LKQ Corp. *

 $

 10,523,182

 Internet Retail - 0.8%

 89,543

 Expedia, Inc.

 $

 10,659,199

 General Merchandise Stores - 1.9%

 274,686

 Dollar Tree, Inc. *

 $

 21,062,922

 148,043

 Ollie's Bargain Outlet Holdings, Inc.

 4,641,148

 $

 25,704,070

 Apparel Retail - 1.0%

 195,775

 Ross Stores, Inc.

 $

 13,426,250

 Home Improvement Retail - 0.6%

 103,598

 Lowe's Companies, Inc.

 $

 7,704,583

 Specialty Stores - 1.2%

 71,015

 Tractor Supply Co. *

 $

 5,035,674

 40,880

 Ulta Salon Cosmetics & Fragrance, Inc. *

 11,177,818

 $

 16,213,492

 Automotive Retail - 1.6%

 62,732

 Advance Auto Parts, Inc.

 $

 9,824,459

 43,885

 O'Reilly Automotive, Inc. *

 11,923,993

 $

 21,748,452

 Total Retailing

 $

 105,979,228

 Food & Staples Retailing - 1.1%

 Drug Retail - 0.3%

 684,104

 Rite Aid Corp. *

 $

 4,104,624

 Food Retail - 0.8%

 227,372

 The Kroger Co.

 $

 7,230,430

 126,076

 Whole Foods Market, Inc.

 3,866,751

 $

 11,097,181

 Total Food & Staples Retailing

 $

 15,201,805

 Food, Beverage & Tobacco - 4.4%

 Brewers - 1.1%

 147,498

 Molson Coors Brewing Co. (Class B)

 $

 14,807,324

 Distillers & Vintners - 0.2%

 20,435

 Constellation Brands, Inc. *

 $

 3,245,282

 Soft Drinks - 0.3%

 88,638

 Monster Beverage Corp.

 $

 3,673,159

 Packaged Foods & Meats - 2.8%

 92,000

 AdvancePierre Foods Holdings, Inc.

 $

 2,664,320

 332,152

 Amplify Snack Brands, Inc.

 3,328,163

 284,754

 Blue Buffalo Pet Products, Inc.

 6,959,388

 169,865

 Conagra Brands, Inc.

 7,000,137

 213,348

 The Hain Celestial Group, Inc. *

 7,548,252

 86,899

 The Hershey Co.

 9,415,507

 $

 36,915,767

 Total Food, Beverage & Tobacco

 $

 58,641,532

 Health Care Equipment & Services - 9.2%

 Health Care Equipment - 1.7%

 442,894

 Boston Scientific Corp. *

 $

 10,873,048

 57,635

 Nevro Corp.

 5,532,384

 79,949

 Penumbra, Inc.

 6,140,083

 $

 22,545,515

 Health Care Supplies - 2.4%

 174,179

 Align Technology, Inc. *

 $

 17,898,634

 582,284

 Endologix, Inc. *

 3,848,897

 50,087

 The Cooper Companies, Inc.

 9,974,325

 $

 31,721,856

 Health Care Distributors - 0.4%

 67,453

 Cardinal Health, Inc.

 $

 5,488,651

 Health Care Services - 0.5%

 97,043

 MEDNAX, Inc. *

 $

 6,908,491

 Health Care Facilities - 0.5%

 152,471

 Acadia Healthcare Co., Inc. *

 $

 6,818,503

 Managed Health Care - 3.7%

 242,967

 Centene Corp. *

 $

 17,129,174

 90,209

 Humana, Inc.

 19,056,651

 98,483

 WellCare Health Plans, Inc. *

 13,905,800

 $

 50,091,625

 Total Health Care Equipment & Services

 $

 123,574,641

 Pharmaceuticals, Biotechnology & Life Sciences - 7.9%

 Biotechnology - 5.2%

 367,058

 Alder Biopharmaceuticals, Inc.

 $

 8,387,275

 125,170

 Incyte Corp. *

 16,660,127

 70,127

 Neurocrine Biosciences, Inc. *

 3,096,808

 107,137

 Prothena Corp Plc *

 6,283,585

 64,523

 Sage Therapeutics, Inc.

 4,348,850

 111,130

 TESARO, Inc. *

 20,933,558

 107,190

 Vertex Pharmaceuticals, Inc. *

 9,713,558

 $

 69,423,761

 Pharmaceuticals - 1.7%

 179,497

 Jazz Pharmaceuticals Plc *

 $

 23,804,889

 Life Sciences Tools & Services - 1.0%

 151,232

 Charles River Laboratories International, Inc. *

 $

 13,152,647

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 106,381,297

 Banks - 1.2%

 Regional Banks - 1.2%

 249,190

 Fifth Third Bancorp

 $

 6,837,774

 47,455

 SVB Financial Group *

 9,058,685

 $

 15,896,459

 Total Banks

 $

 15,896,459

 Diversified Financials - 3.2%

 Asset Management & Custody Banks - 0.3%

 144,624

 Invesco, Ltd.

 $

 4,655,447

 Investment Banking & Brokerage - 0.9%

 294,570

 TD Ameritrade Holding Corp.

 $

 11,517,687

 Financial Exchanges & Data - 2.0%

 275,497

 Nasdaq, Inc.

 $

 19,590,592

 53,016

 S&P Global, Inc.

 6,863,982

 $

 26,454,574

 Total Diversified Financials

 $

 42,627,708

 Insurance - 0.4%

 Insurance Brokers - 0.4%

 42,936

 Willis Towers Watson Plc

 $

 5,514,270

 Total Insurance

 $

 5,514,270

 Software & Services - 14.0%

 Internet Software & Services - 3.3%

 98,564

 CoStar Group, Inc. *

 $

 20,026,234

 144,645

 Criteo SA (A.D.R.)

 6,795,422

 23,620

 NetEase, Inc. (A.D.R.)

 7,205,517

 80,080

 Stamps.com, Inc. *

 10,098,088

 $

 44,125,261

 IT Consulting & Other Services - 0.5%

 66,007

 Gartner, Inc. *

 $

 6,812,582

 Data Processing & Outsourced Services - 3.9%

 243,948

 Fidelity National Information Services, Inc.

 $

 20,069,602

 370,244

 Total System Services, Inc.

 20,170,893

 178,643

 Vantiv, Inc. *

 11,679,679

 $

 51,920,174

 Application Software - 4.2%

 127,449

 Blackbaud, Inc.

 $

 9,115,152

 164,067

 HubSpot, Inc.

 9,761,986

 116,215

 Intuit, Inc.

 14,578,010

 112,710

 Splunk, Inc. *

 6,957,588

 43,835

 The Ultimate Software Group, Inc. *

 8,477,251

 257,297

 Zendesk, Inc.

 7,006,197

 $

 55,896,184

 Systems Software - 1.0%

 164,660

 ServiceNow, Inc. *

 $

 14,312,247

 Home Entertainment Software - 1.1%

 177,103

 Electronic Arts, Inc. *

 $

 15,319,410

 Total Software & Services

 $

 188,385,858

 Technology Hardware & Equipment - 3.2%

 Communications Equipment - 1.3%

 97,010

 Finisar Corp. *

 $

 3,247,895

 76,081

 Harris Corp.

 8,361,302

 43,968

 Palo Alto Networks, Inc. *

 6,678,739

 $

 18,287,936

 Technology Hardware, Storage & Peripherals - 1.2%

 205,044

 Western Digital Corp.

 $

 15,763,783

 Technology Distributors - 0.7%

 151,772

 CDW Corp./DE *

 $

 8,939,371

 Total Technology Hardware & Equipment

 $

 42,991,090

 Semiconductors & Semiconductor Equipment - 7.4%

 Semiconductor Equipment - 1.4%

 157,576

 Lam Research Corp. *

 $

 18,679,059

 Semiconductors - 6.0%

 89,235

 Analog Devices, Inc.

 $

 7,311,024

 96,396

 Broadcom, Ltd.

 20,332,808

 784,666

 Cypress Semiconductor Corp.

 10,412,518

 462,329

 Micron Technology, Inc. *

 10,836,992

 122,287

 NVIDIA Corp.

 12,409,685

 438,332

 ON Semiconductor Corp. *

 6,631,963

 137,049

 Silicon Motion Technology Corp. (A.D.R.)

 5,562,819

 110,114

 Xilinx, Inc.

 6,476,905

 $

 79,974,714

 Total Semiconductors & Semiconductor Equipment

 $

 98,653,773

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 40,921

 SBA Communications Corp.

 $

 4,737,424

 Total Telecommunication Services

 $

 4,737,424

 Real Estate - 3.0%

 Residential REIT - 0.6%

 306,340

 American Homes 4 Rent *

 $

 7,281,702

 Specialized REIT - 1.9%

 31,877

 Equinix, Inc.

 $

 11,987,983

 95,559

 Lamar Advertising Company

 7,212,793

 183,893

 Weyerhaeuser Co.

 6,200,872

 $

 25,401,648

 Real Estate Services - 0.5%

 61,611

 Jones Lang LaSalle, Inc.

 $

 7,066,782

 Total Real Estate

 $

 39,750,132

 TOTAL COMMON STOCKS

 (Cost $1,055,839,092)

 $

 1,328,759,885

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $1,055,839,092) (a)

 $

 1,328,759,885

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 12,623,613

 TOTAL NET ASSETS - 100.0%

 $

 1,341,383,498

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At February 28, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,064,477,451 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            276,274,445

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (11,992,011)

 Net unrealized appreciation

 $

            264,282,434

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February 28, 2017, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,328,759,885

$
-

$
-

$
1,328,759,885

 Total

$
1,328,759,885

$
-

$
-

$
1,328,759,885

 During the period ended February 28, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 26, 2017 * Print the name and title of each signing officer under his or her signature.